NOTE 3. NOTE PAYABLE, NET	9 Months Ended
Sep. 30, 2025
NOTE 3. NOTE PAYABLE, NET

Note 11 – Long-term Debt

On July 11, 2025, the Company assumed a Mortgage Loan as part of the Block 40 Acquisition. The Mortgage Loan accrues interest based upon the Secured Overnight Financing Rate (“SOFR”) plus a spread of 3.00%. The Mortgage Loan has interest payments due in monthly installments with a maturity date for the entire principal balance on June 1, 2026. As of September 30, 2025, the Mortgage Loan had an outstanding balance of $73,625,000. As of September 30, 2025, accrued interest was $0 and the effective interest rate for the Mortgage Loan was 7.34%.

Future minimum principal payments at September 30, 2025 for the next five years are as follows:

2025	$—
2026	73,625,000
2027	—
2028	—
2029	—
$73,625,000

Block 40 L L C 2023 [Member]
NOTE 3. NOTE PAYABLE, NET

NOTE 3. NOTE PAYABLE, NET

In June 2022, the Company entered into a loan agreement with a financial institution for maximum borrowings of up to $84,000,000. The loan requires monthly interest- only payments based on a variable interest rate of the one-month Secured Overnight Financing Rate ("SOFR") plus 2.75% (effectively 8.09% at December 31, 2023), subject to an interest rate cap agreement. The loan matured on June 1, 2024, at which time the Company exercised its first extension option to extend the maturity to June 1, 2025, under similar terms. Contemporaneously with the loan extension the Company and lender entered into a first amendment to the loan agreement whereby the interest rate cap requirement was waived for the first one-year extension period and the Company deposited approximately $775,000 into escrow with the lender. The loan agreement stipulates two additional one-year extension options available to the Company subject to certain conditions, as defined in the loan agreement and its related first amendment. The loan is collateralized by a mortgage on the Property and an assignment of tenant leases and guaranteed by certain individuals with ownership in the Manager. The loan agreement contains certain affirmative, negative, and financial covenants, including limitations on use of cash and funded debt and requirements to maintain prescribed debt service coverage ratios, as defined in the loan agreement and its related first amendment.

At December 31, 2023, the net note payable balance consisted of the following:

Note payable	$81,772,345
Debt issuance costs, net of accumulated amortization of $2,081,296	(547,710)
$81,224,635

Interest Rate Cap

In June 2022, the Company purchased an interest rate cap with notional amount of $84,000,000. The cap rate agreement provided for a cap of the one-month SOFR rate at 2.25% through the initial maturity date of June 1, 2024, which effectively limited the maximum interest rate of the loan to be 5%. The cap rate agreement was not extended in conjunction with the loan extension. During the year ended December 31, 2023 the SOFR exceeded the cap rate, and the Company recognized approximately $2,362,000 of proceeds from the interest rate cap as a reduction of interest and financing fees. At December 31, 2023, the fair value of the interest rate cap was approximately $1,249,000, and the change in fair value included in the accompanying consolidated statement of operations amounted to a loss of approximately $1,736,000.

Interest and financing fees amounted to approximately $5,635,000 for the year ended December 31, 2023, including amortization of debt issuance costs of approximately $1,315,000.